Consolidated Statements Of Equity (USD $)	Total		Preferred Stock Class A Preferred Stock	Common Stock		Capital Surplus		Undivided Profits		Accumulated Other Comprehensive Income/(Loss)		Noncontrolling Interest
Balance, at Dec. 31, 2011	$ 2,684,637,000		$ 0	$ 160,918,000		$ 1,601,346,000		$ 757,364,000		$ (130,156,000)	[1]	$ 295,165,000
Balance, shares at Dec. 31, 2011	257,468,000
Net income/(loss)	(16,295,000)		0	0		0		(27,759,000)		0	[1]	11,464,000
Fair value adjustments, net of tax:
Securities available-for-sale	(11,819,000)		0	0		0		0		(11,819,000)	[1]	0
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period	(27,204,000)		0	0		0		0		(27,204,000)	[1]	0
Prior service credit/(cost) arising during the period	0
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	22,836,000		0	0		0		0		22,836,000	[1]	0
Comprehensive income/(loss)	(32,482,000)		0	0		0		(27,759,000)		(16,187,000)	[1]	11,464,000
Cash dividends declared:
Preferred stock ($6,200 per share for 2014 and $5,838 per share for 2013)	0
Common stock ($.20 per share for 2014 and 2013 and $.04 per share for 2012)	(9,933,000)		0	0		0		(9,933,000)		0	[1]	0
Common stock repurchased	(133,757,000)	[2]	0	(9,064,000)	[2]	(124,693,000)	[2]	0	[2]	0	[1],[2]	0	[2]
Common stock repurchased, shares	14,502,000			14,502,000
Common stock issued for:
Stock options and restricted stock-equity awards	144,000		0	395,000		(251,000)		0		0	[1]	0
Stock options and restricted stock - equity awards, shares	632,000			632,000
Tax benefit reversals-stock-based compensation plans	(4,140,000)		0	0		(4,140,000)		0		0	[1]	0
Stock-based compensation expense	16,201,000		0	0		16,201,000		0		0	[1]	0
Dividends declared-noncontrolling interest of subsidiary preferred stock	(11,464,000)		0	0		0		0		0	[1]	(11,464,000)
Balance, at Dec. 31, 2012	2,509,206,000		0	152,249,000		1,488,463,000		719,672,000		(146,343,000)	[1]	295,165,000
Balance, shares at Dec. 31, 2012	243,598,000
Net income/(loss)	41,067,000		0	0		0		29,602,000		0	[1]	11,465,000
Fair value adjustments, net of tax:
Securities available-for-sale	(66,491,000)		0	0		0		0		(66,491,000)	[1]	0
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period	50,064,000		0	0		0		0		50,064,000	[1]	0
Prior service credit/(cost) arising during the period	6,563,000		0	0		0		0		6,563,000	[1]	0
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	6,198,000		0	0		0		0		6,198,000	[1]	0
Comprehensive income/(loss)	37,401,000		0	0		0		29,602,000		(3,666,000)	[1]	11,465,000
Preferred stock issuance (1,000 shares issued at $100,000 per share net of offering costs)	95,624,000		95,624,000	0		0		0		0	[1]	0
Cash dividends declared:
Preferred stock ($6,200 per share for 2014 and $5,838 per share for 2013)	(5,838,000)		0	0		0		(5,838,000)		0	[1]	0
Common stock ($.20 per share for 2014 and 2013 and $.04 per share for 2012)	(48,302,000)		0	0		0		(48,302,000)		0	[1]	0
Common stock repurchased	(91,448,000)	[2]	0	(5,223,000)	[2]	(86,225,000)	[2]	0	[2]	0	[1],[2]	0	[2]
Common stock repurchased, shares	8,356,000			8,356,000
Common stock issued for:
Stock options and restricted stock-equity awards	659,000		0	705,000		(46,000)		0		0	[1]	0
Stock options and restricted stock - equity awards, shares	1,128,000			1,128,000
Tax benefit reversals-stock-based compensation plans	(1,569,000)		0	0		(1,569,000)		0		0	[1]	0
Stock-based compensation expense	16,144,000		0	0		16,144,000		0		0	[1]	0
Dividends declared-noncontrolling interest of subsidiary preferred stock	(11,465,000)		0	0		0		0		0	[1]	(11,465,000)
Real estate investment trust ("REIT") preferred stock issuance	92,000		0	0		0		0		0		92,000
Acquired noncontrolling interest - REIT	174,000		0	0		0		0		0	[1]	174,000
Other changes in equity	73,000		0	0		0		73,000		0	[1]	0
Balance, at Dec. 31, 2013	2,500,751,000		95,624,000	147,731,000		1,416,767,000		695,207,000		(150,009,000)	[1]	295,431,000
Balance, shares at Dec. 31, 2013	236,370,000
Net income/(loss)	231,050,000		0	0		0		219,523,000		0	[1]	11,527,000
Fair value adjustments, net of tax:
Securities available-for-sale	29,822,000		0	0		0		0		29,822,000	[1]	0
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period	(71,173,000)		0	0		0		0		(71,173,000)	[1]	0
Prior service credit/(cost) arising during the period	0
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	3,114,000		0	0		0		0		3,114,000	[1]	0
Comprehensive income/(loss)	192,813,000		0	0		0		219,523,000		(38,237,000)	[1]	11,527,000
Cash dividends declared:
Preferred stock ($6,200 per share for 2014 and $5,838 per share for 2013)	(6,200,000)		0	0		0		(6,200,000)		0	[1]	0
Common stock ($.20 per share for 2014 and 2013 and $.04 per share for 2012)	(47,567,000)		0	0		0		(47,567,000)		0	[1]	0
Common stock repurchased	(43,579,000)	[2]	0	(2,221,000)	[2]	(41,358,000)	[2]	0	[2]	0	[1],[2]	0	[2]
Common stock repurchased, shares	3,554,000			3,554,000
Common stock issued for:
Stock options and restricted stock-equity awards	2,146,000		0	877,000		1,269,000		0		0	[1]	0
Stock options and restricted stock - equity awards, shares	1,404,000			1,404,000
Tax benefit reversals-stock-based compensation plans	(7,220,000)		0	0		(7,220,000)		0		0	[1]	0
Stock-based compensation expense	11,351,000		0	0		11,351,000		0		0	[1]	0
Dividends declared-noncontrolling interest of subsidiary preferred stock	(11,527,000)		0	0		0		0		0	[1]	(11,527,000)
Balance, at Dec. 31, 2014	$ 2,590,968,000		$ 95,624,000	$ 146,387,000		$ 1,380,809,000		$ 860,963,000		$ (188,246,000)	[1]	$ 295,431,000
Balance, shares at Dec. 31, 2014	234,220,000

[1]	Due to the nature of the preferred stock issued by FHN's subsidiaries, all components of other comprehensive income/(loss) have been attributed solely to FHN as the controlling interest holder.
[2]
2014 includes $38.5 million repurchased under the share repurchase program launched in 2014. 2013 and 2012 include $87.6 million, and $131.0 million, respectively, repurchased under the share repurchase program which was active from October 2011 to January 2014.